UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        August 4, 2010

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 06-30-10
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:   58
Form 13F Information Table Value Total:     $144,400,816

List of Other Included Managers: None

Name of Issuer                                    Class    Cusip                Market    Shares  Inv Auth Mngr        Voting Auth

3M                                                Common  88579Y101            5951107     75340   Sole                     75340
AT&T                                              Common  00206R102            2438812    100819   Sole                    100819
Abbott Laboratories                               Common  002824100             254951      5450   Sole                      5450
Accenture                                         Common  G1151C101            1538270     39800   Sole                     39800
Adobe Systems                                     Common  00724F101             459882     17400   Sole                     17400
Affymetrix                                        Common  00826T108            1295050    219500   Sole                    219500
American Tower                                    Common  029912201            2153800     48400   Sole                     48400
Automatic Data Processing                         Common  053015103            3989766     99100   Sole                     99100
BP P.L.C.                                         Common  055622104            2539043     87917   Sole                     87917
Chevron                                           Common  166764100             482620      7112   Sole                      7112
Chubb                                             Common  171232101            4978996     99560   Sole                     99560
Citrix Systems                                    Common  177376100            1644858     38950   Sole                     38950
Clorox                                            Common  189054109            5049132     81228   Sole                     81228
Coca Cola                                         Common  191216100             719222     14350   Sole                     14350
Colgate Palmolive                                 Common  194162103            3870266     49140   Sole                     49140
ConocoPhillips                                    Common  20825C104            2365353     48184   Sole                     48184
Dow Chemical                                      Common  260543103            4279088    180400   Sole                    180400
DuPont                                            Common  263534109             536249     15503   Sole                     15503
Duke Energy                                       Common  26441c105             166912     10432   Sole                     10432
Eli Lilly                                         Common  532457108             369840     11040   Sole                     11040
Emerson Electric                                  Common  291011104            1916899     43875   Sole                     43875
Exxon Mobil                                       Common  30231G102            3705213     64924   Sole                     64924
General Electric                                  Common  369604103            1747113    121159   Sole                    121159
General Mills                                     Common  370334104            2925072     82350   Sole                     82350
HCP                                               Common  40414l109             222525      6900   Sole                      6900
Hartford Financial Services Group                 Common  416515104            1261410     57000   Sole                     57000
Hershey Foods                                     Common  427866108            4774307     99610   Sole                     99610
Intel                                             Common  458140100            4006155    205972   Sole                    205972
International Business Machines                   Common  459200101            1449285     11737   Sole                     11737
International Flavors & Fragrances                Common  459506101            5638678    132925   Sole                    132925
J.P. Morgan Chase                                 Common  46625H100            1167859     31900   Sole                     31900
Johnson & Johnson                                 Common  478160104            4193437     71003   Sole                     71003
McAfee                                            Common  579064106             502272     16350   Sole                     16350
Medco Health Solutions                            Common  58405U102            1347697     24468   Sole                     24468
Medtronic                                         Common  585055106            3173625     87500   Sole                     87500
Merck                                             Common  58933Y105            5826492    166614   Sole                    166614
Microsoft                                         Common  594918104             291076     12650   Sole                     12650
Newmont Mining                                    Common  651639106            6712681    108725   Sole                    108725
NextEra Energy, Inc.                              Common  65339f101             433964      8900   Sole                      8900
Northern Trust                                    Common  665859104            4029089     86276   Sole                     86276
PepsiCo                                           Common  713448108            3919207     64302   Sole                     64302
Pfizer                                            Common  717081103            3536722    248017   Sole                    248017
Pharmaceutical Product Development Inc.           Common  717124101            3012991    118575   Sole                    118575
Procter & Gamble                                  Common  742718109            6479100    108021   Sole                    108021
Progress Energy                                   Common  743263105             924886     23582   Sole                     23582
Questar                                           Common  748356102            1817325     39950   Sole                     39950
Royal Dutchshell Class A ADR                      Common  780257804             444547      8852   Sole                      8852
Schlumberger Ltd                                  Common  806857108            2576630     46560   Sole                     46560
Sigma Aldrich                                     Common  826552101            3615166     72550   Sole                     72550
Staples                                           Common  855030102            1403509     73675   Sole                     73675
Sysco                                             Common  871829107            3618390    126650   Sole                    126650
The Scotts Company                                Common  810186106            4029408     90732   Sole                     90732
Union Pacific                                     Common  907818108             305844      4400   Sole                      4400
United Parcel Service                             Common  911312106            4660713     81925   Sole                     81925
Verizon Communications                            Common  92343V104             616664     22008   Sole                     22008
Wal-Mart Stores                                   Common  931142103             211508      4400   Sole                      4400
Walgreen                                          Common  931422109            2400063     89890   Sole                     89890
Weyerhaeuser                                      Common  962166104             420077     11934   Sole                     11934
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